Trade Accounts Receivable	12 Months Ended
Jan. 31, 2023
Trade Accounts Receivable
Trade Accounts Receivable

Note 5 – Trade Accounts Receivable

	January 31,	January 31,
	2023	2022
Trade accounts receivable	46,718	43,565
Less: Provision for credit losses	(1,545)	(1,860)
	45,173	41,705

Included in accounts receivable are unbilled receivables in the amount of $0.3 million as at January 31, 2023 ($0.5 million as at January 31, 2022). No single customer accounted for more than 10% of the accounts receivable balance as of January 31, 2023 and 2022.

The following table presents the changes in the provision for credit losses as follows:

Provision
for Credit
Losses
Balance at January 31, 2021	2,330
Current period provision for expected losses	1,007
Write-offs charged against the provision	(1,456)
Effect of movements in foreign exchange	(21)
Balance at January 31, 2022	1,860
Current period provision for expected losses	1,068
Write-offs charged against the provision	(1,341)
Effect of movements in foreign exchange	(42)
Balance at January 31, 2023	1,545